SEGMENTS (Details 5) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Segment Reporting [Abstract]
CopaxoneUS revenues	$ 1,478
Percentage Of CopaxoneRevenues Of Total US	29.00%
Copaxone Outside US Revenues	531
Percentage Of Copaxone Revenues Of Total Non US	11.00%
Profitability Of MS	$ 1,474	$ 1,626
Profitability Of MS As A Percentage Of Copaxone Revenues	73.40%	76.20%